Long Term Debt (Details) - Business Development Bank of Canada [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Long Term Debt (Details) [Line Items]
Borrowed amount	$ 192,886
Term of maturity	four
Loan bears Interest rate	3.20%